UNAUDITED INTERIM FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
UNAUDITED INTERIM FINANCIAL INFORMATION
UNAUDITED INTERIM FINANCIAL INFORMATION

12. UNAUDITED INTERIM FINANCIAL INFORMATION

Selected quarterly information is as follows:

(in thousands, except per share data)	First	Second	Third	Fourth	Year
2011
Net premiums earned	$116,051	$130,826	$146,552	$145,023	$538,452
Net investment income	16,303	15,180	15,954	16,244	63,681
Net realized investment gains (losses)	4,472	10,050	(177)	2,691	17,036
Earnings before income taxes	40,821	67,730	34,907	40,128	183,586
Net earnings	27,706	44,992	23,969	29,931	126,598
Basic earnings per share(1)	$1.32	$2.13	$1.14	$1.42	$6.01
Diluted earnings per share(1)	$1.30	$2.11	$1.12	$1.39	$5.91
2010
Net premiums earned	$116,264	$121,758	$128,334	$127,026	$493,382
Net investment income	16,600	16,765	16,762	16,672	66,799
Net realized investment gains	6,463	4,291	4,527	7,962	23,243
Earnings before income taxes	36,272	51,081	41,433	50,881	179,667
Net earnings	25,177	34,248	28,244	40,528	128,197
Basic earnings per share(1)	$1.19	$1.63	$1.35	$1.93	$6.10
Diluted earnings per share(1)	$1.18	$1.61	$1.34	$1.91	$6.04

(1)	Since the weighted-average shares for the quarters are calculated independently of the weighted-average shares for the year, quarterly earnings per share may not total to annual earnings per share.